Income Taxes - Schedule of Reconciliation of the Statutory Effective Tax Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (9,412,000)	$ (1,300,000)	$ (3,239,000)	$ (5,676,000)
Primary tax rate of the Company			21.00%	24.00%
Tax benefit calculated according to the Company's primary tax rate			$ (680,000)	$ (1,363,000)
State income tax, net of Federal			(483,000)
Foreign tax rates differences			319,000	77,000
Change in applicable tax rates			(513,000)
Change in valuation allowance			2,027,000	213,000
Non-taxable income			(196,000)
Costs not deductible for tax purposes			541,000	2,103,000
Costs not deductible associated with investments			36,000	19,000
CFC (Controlled Foreign Corporation rules)			288,000	93,000
IRAP (Italian Regional Tax on Productive Activities)			4,000	154,000
Taxes on undistributed profits			926,000	180,000
Other taxes			4,000	(52,000)
Income tax expense	$ (589,000)	$ 79,000	$ 2,273,000	$ 1,424,000